Operating Assets and Liabilities - Other Intangible Assets and Goodwill (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	kr 101
End of the year	14,878	kr 101
Gross
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	901	891
Additions during the year	14,419	10
Effect of exchange rate adjustment	512
End of the year	15,832	901
Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(800)	(745)
Amortization for the year	78	55
Impairment losses for the year	76
End of the year	(954)	(800)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
End of the year	2,535
Goodwill | Gross
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions during the year	2,436
Effect of exchange rate adjustment	99
End of the year	2,535
Licenses and Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	101
End of the year	163	101
Licenses and Patents | Gross
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	901	891
Additions during the year	163	10
End of the year	1,064	901
Licenses and Patents | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(800)	(745)
Amortization for the year	25	55
Impairment losses for the year	76
End of the year	(901)	kr (800)
Technology Platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
End of the year	1,234
Technology Platform | Gross
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions during the year	1,243
Effect of exchange rate adjustment	44
End of the year	1,287
Technology Platform | Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization for the year	53
End of the year	(53)
Acquired IPR&D
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
End of the year	10,946
Acquired IPR&D | Gross
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions during the year	10,577
Effect of exchange rate adjustment	369
End of the year	kr 10,946